ACCOUNTING POLICIES AND ESTIMATES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Office Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property	Lesser of estimated useful life or life of lease
Leasehold Improvements [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property		Lesser of estimated useful life or life of lease